Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Measurements
Non-pension financial assets and liabilities measured at fair value on a recurring basis

       The following table summarizes the Company's non-pension financial assets and liabilities measured at fair value on a recurring basis (at least annually) in millions:

	September 30, 2014	Quoted Prices in Active Markets for Similar Assets (Level 2)
Interest rate swap agreements	$1.7	$1.7
Foreign currency forward contracts	3.1	3.1

Total assets	$4.8	$4.8

Interest rate swap agreements	$4.8	$4.8
Foreign currency forward contracts	3.7	3.7

Total liabilities	$8.5	$8.5

	September 30, 2013	Quoted Prices in Active Markets for Similar Assets (Level 2)
Foreign currency options	$0.1	$0.1
Foreign currency forward contracts	1.6	1.6

Total assets	$1.7	$1.7

Interest rate swap agreements	$3.7	$3.7
Foreign currency forward contracts	1.5	1.5

Total liabilities	$5.2	$5.2